Fair Value Measurements (Details) - Recurring - USD ($) $ in Thousands	Mar. 30, 2017	Dec. 29, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate caps (cash flow hedges)	$ 2,020	$ 2,473
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate caps (cash flow hedges)	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate caps (cash flow hedges)	2,020	2,473
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate caps (cash flow hedges)	$ 0	$ 0